Significant Risks (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 MOP (MOP$)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 MOP (MOP$)
SignificantRisksLineItem [Line Items]
Foreign currency exchange risk description	The Company consider the foreign exchange risk in relation to transactions denominated in MOP with respect to US$ is not significant as MOP is pegged to HK$ at a fixed rate of 1.03 and HK$ is pegged to US$ in a band between 7.75 and 7.85.
Cash deposited into bank	$ 1,042,230			$ 327,111
Allowance for expected credit loss	7,059			21,449
Maximum [Member]
SignificantRisksLineItem [Line Items]
Cash deposited into bank		$ 99,798	MOP$ 800,000	$ 62,374	MOP$ 500,000
China, Yuan Renminbi
SignificantRisksLineItem [Line Items]
Revenues	3,048,452
Increase decrease in revenues due to currency risk	30,485
Increase decrease in revenues due to currency risk	$ 30,485